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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 1, 2014 to December 31, 2014

                          Commission File Number of issuing entity:  333-183569-03

Nissan Auto Receivables 2013-C Owner Trust
(Exact name of issuing entity as specified in its charter)

                          Commission File Number of depositor:  333-183569

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7101953
(I.R.S. Employer Identification No.)

                        c/o Wilmington Trust, National Association, Rodney Square North,
                        1100 North Market Street, Wilmington, Delaware
                       (Address of principal executive offices of the issuing entity)                                                  19890
                                              (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Receivables 2013-C Owner Trust are set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2013-C Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from December 1, 2014 to December 31, 2014.  Please refer to the Form ABS-15G filed by the Securitizer on February 6, 2014 for additional information.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association, has provided the information contained in the following two paragraphs for purposes of compliance with Regulation AB.

In June 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008.  According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint.  The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs.  The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default.  Relief sought includes money damages in an unspecified amount and equitable relief.  In November 2014, the plaintiffs sought leave to voluntarily dismiss their original state court complaint and filed a substantially similar complaint in the United States District Court for the Southern District of New York.  The federal civil complaint added a class action allegation and a change in the total number of named trusts to 843 RMBS trusts.  In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court complaint was granted.  Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Certificate for the month of December 2014 – Nissan Auto Receivables 2013-C Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of December 2014 – Nissan Auto Receivables 2013-C Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST By: Nissan Motor Acceptance Corporation, as administrator
Date: January 29, 2015	By: /s/ Andre R. Medeiros Andre R. Medeiros, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of December 2014 – Nissan Auto Receivables 2013-C Owner Trust.